Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO VARIABLE TRUST

WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND

WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND

WELLS FARGO ADVANTAGE VT DISCOVERY FUNDSM

WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND

WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND

WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND

WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND

WELLS FARGO ADVANTAGE VT OPPORTUNITY FUNDSM

WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND

WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND

WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND

Supplement dated December 7, 2009, to the Statement of Additional Information dated May 1, 2009,

as previously supplemented on June 19, 2009, July 2, 2009, August 12, 2009, December 1, 2009, and December 2, 2009.

This supplement contains important information about the Funds referenced above.

All Funds

Effective immediately, State Street Bank and Trust Company (“State Street”), replaces Wells Fargo Bank, N.A., and PNC Global Investing Service (U.S.), Inc. (“PNC”), as the Funds’ Custodian and fund accountant, respectively. All references to Wells Fargo Bank, N.A. as “Custodian” and PNC as the fund accountant for the Funds in the Statement of Additional Information are removed accordingly. The paragraphs under the headings “Custodian” and “Fund Accountant” on page 42 are deleted in their entirety and replaced with the following:

Custodian and Fund Accountant

State Street Bank and Trust Company (“State Street”), located at State Street Financial Center, One Lincoln Street Boston, Massachusetts 02111, acts as Custodian and fund accountant for the Funds. As Custodian, State Street, among other things, maintains a custody account or accounts in the name of each Fund, handles the receipt and delivery of securities, selects and monitors foreign sub custodians as the Funds’ global custody manager, determines income and collects interest on each Fund’s investments and maintains certain books and records. As fund accountant, State Street is responsible for calculating each Fund’s daily net asset value per share and for maintaining its portfolio and general accounting records. For its services, State Street is entitled to receive certain transaction fees, asset-based fees and out-of-pocket costs.